CONTRACT ASSETS AND SERVICE FEES RECEIVABLE, NET AND GUARANTEE RECEIVABLES, NET - Summary (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Contract Assets
Short-term:
Gross	¥ 2,799,430	¥ 888,817
Allowance	(18,582)	(3,521)
Net	2,780,848	885,296
Long-term:
Gross	485,720	293,001
Allowance	(2,845)	(1,217)
Net	482,875	291,784
Service Fees Receivable
Short-term:
Gross	267,440	87,439
Allowance	(76,312)	(26,442)
Net	191,128	60,997
Guarantee Receivable
Short-term:
Gross	1,233,111	412,026
Allowance	(49,833)	(17,001)
Net	1,183,278	395,025
Long-term:
Gross	282,449	122,085
Allowance	(750)	(5,877)
Net	¥ 281,699	¥ 116,208